SIN Holdings, Inc.
P. O. Box 370912
Denver, Colorado  80237
(303) 763-7527

May 13, 2010

Mr. Jonathan Wiggins
Staff Accountant
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:          SIN Holdings, Inc.
Form 10KSB for the Year Ended December 31, 2009
File No. 000-49752

Dear Mr. Wiggins:

I am receipt of your letter dated May 13, 2010 regarding our Form 10K.

We have amended by filing Form 10-K/A on May 13, 2010.  Our Form 10-K/A includes revised certifications in the form prescribed by Item 601(b)(31) of Regulation S-K.

Also, the Company acknowledges

1.	it is responsible for the adequacy and accuracy of the disclosure in the filing;
2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and
3.	it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Best regards,

/s/  Steve S. Sinohui
Steve S. Sinohui
President, Chief Executive Officer and
Chief Financial Officer